Insurance Contract Liabilities and Reinsurance Assets - Summary of Change in Insurance Contract Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in liabilities under insurance contracts and reinsurance contracts issued [abstract]
Change in gross insurance contract liabilities	$ 4,754	$ 20,964
Change in insurance contract liabilities	2,907	20,023
Increase in insurance contract liabilities	3,632	20,212
Contract liabilities in gross claims and benefits	1,122	$ 752
Impact of U.S. Tax Reform	$ 196
Corporate tax rate	21.00%	35.00%
Impact of U.S. Tax Reform, post-tax	$ 154
Impact of U.S. Tax Reform		$ 2,246
Impact of U.S. Tax Reform, post-tax		1,774
Impact of U.S. Tax Reform, deferred tax impact	$ (320)	$ 472